STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	May 31, 2021	Jun. 30, 2020	May 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Common stock, shares authorized					40,000,000		40,000,000	40,000,000
Warrant issued for purchase of common stock shares								600,000
Warrants exercise price								$ 0.10
Fair value of warrant								$ 440,695
Volatility								183.00%
Preferred stock, shares authorized					10,000,000		10,000,000
Dividends paid					$ 50,250	$ 49,194	$ 49,607	$ 99,443
Conversion price per shares				$ 0.015
Unregistered shares of common stock shares issued		197,347	200,000	226,164
Debt conversions principal amount		$ 412,455	$ 83,980	$ 2,000
Accrued interest				$ 1,392
Resignations description					we requested and received the resignations of our two independent directors. On March 21, 2022, our third independent director voluntarily resigned. Each independent director held 600,000 warrants. All 1,800,000 warrants were cancelled by the Company on March 22, 2022.
CEO/CFO [Member]
Unregistered shares of common stock shares issued	690,000			226,164		690,000
Debt conversions principal amount	$ 7,590			$ 2,000
Series A Preferred Stock [Member]
Preferred Stock Voting Rights Description					Series A Voting Preferred Stock shall have the right to vote at any meeting of stockholders, or by consent pursuant to Section 228 of the Delaware General Corporation Law (the “DGCL”), the number of votes equal to all shares of Common Stock which are then issued and outstanding, plus an additional 10,000 shares		Series A Voting Preferred Stock shall have the right to vote at any meeting of stockholders, or by consent pursuant to Section 228 of the Delaware General Corporation Law (the “DGCL”), the number of votes equal to all shares of Common Stock which are then issued and outstanding, plus an additional 10,000 shares. The Company shall not have the right to redeem the Series A Voting Preferred Stock except upon receiving the consent and approval of the terms of conditions of redemption from the holders of at least 66-2/3% of all outstanding shares of Series A Voting Preferred Stock
Series B Preferred Stock [Member]
Preferred Stock Voting Rights Description					Series B Preferred Stockholders do not have the right to vote		Series B Preferred Stock at the rate of 10% of the stated value of $0.075 per share per year, payable quarterly
Dividends description					Series B Preferred Stock at the rate of 10% of the stated value of $0.075 per share per year, payable quarterly.		Series B Preferred Stock at the rate of 10% of the stated value of $0.075 per share per year, payable quarterly
Conversion of Preferred Stock shares into common shares							666,667
Preferred Stock shares canceled							1,333,334
Conversion of common stock shares issued							1,333,334
Series C Preferred Stock [Member]
Preferred Stock Voting Rights Description					Series C Preferred Stockholders do not have the right to vote
Dividends description					Series C Preferred Stock at the rate of 10% of the stated value of $0.075 per share per year, payable quarterly		Series C Preferred Stock at the rate of 10% of the stated value of $0.075 per share per year, payable quarterly
Series D Preferred Stock [Member]
Preferred Stock Voting Rights Description					Series D holders do not have the right to vote		Series C Preferred Stockholders do not have the right to vote
Dividends description					Series D preferred stock at the rate of 10% of the stated value of $1.00 per share per year, payable quarterly		Series D preferred stock at the rate of 10% of the stated value of $1.00 per share per year, payable quarterly
Series E Preferred Stock [Member]
Preferred Stock Voting Rights Description					Series E holders do not have the right to vote		Series E holders do not have the right to vote
Dividends description					Series E preferred stock at the rate of 5% of the stated value of $2.00 per share per year, payable quarterly		Series E preferred stock at the rate of 5% of the stated value of $2.00 per share per year, payable quarterly